Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 3) (USD $)	1 Months Ended
Jun. 30, 2013
Carrying value of investment	$ 162,814
Oxford City Football Club (Trading) Limited [Member]
Net assets (deficiency) of Oxford City Football Club (Trading) Limited	(731,115)
49% interest in the net assets of Oxford City Football Club (Trading) Limited	(358,246)
49% of amount due from Oxford City Youth Football Club Limited classified as net assets (deficiency)	155,397
49% interest in carrying value of unamortized intangible asset	192,249
Capital contributions	173,414
Carrying value of investment	$ 162,814